5 year summary	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Information [Abstract]
5 year summary

5 year summary

		2020	2019	2018	2017	2016
	Note	£m	£m	£m	£m	£m
RELX consolidated financial information
Revenue		7,110	7,874	7,492	7,341	6,889
Reported operating profit		1,525	2,101	1,964	1,905	1,708
Adjusted operating profit	1	2,076	2,491	2,346	2,284	2,114
Reported net profit attributable to RELX PLC shareholders		1,224	1,505	1,422	1,648	1,150
Adjusted net profit attributable to RELX PLC shareholders	1	1,543	1,808	1,674	1,620	1,473
RELX PLC financial information
Reported earnings per ordinary share (pence)		63.5p	77.4p	71.9p	81.6p	55.8p
Adjusted earnings per ordinary share (pence)		80.1p	93.0p	84.7p	80.2p	71.4p
Dividend per ordinary share (pence)	2	47.0 p	45.7p	42.1p	39.4p	35.95p

(1)

Adjusted figures are presented as additional performance measures used by management. A reconciliation of the adjusted measures to the comparable GAAP measures can be found on page 188. Adjusted measures are stated before amortisation of acquired intangible assets, the net financing cost on defined benefit pension schemes and acquisition-related items, exceptional tax credits, exceptional costs in the Exhibitions business in 2020 and in respect of attributable net profit, reflect a tax rate that excludes the effect of movements in deferred taxation assets and liabilities that are not expected to crystallise in the near term and includes the benefit of tax amortisation where available on acquired goodwill and intangible assets. Acquisition-related financing costs and profit and loss from disposal gains and losses and other non-operating items are also excluded from the adjusted figures.

(2)	Dividend per ordinary share is based on the interim dividend and proposed final dividend for the relevant year.